Estimated Fair Values of Assets Acquired Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Oct. 25, 2011 BTL System, Inc
Business Acquisition [Line Items]
Property and equipment			$ 60
Software			480
Goodwill	35,474	35,472	160
Total assets acquired			$ 700